Organization and Principal Business Activity	12 Months Ended
Jun. 30, 2023
Organization and Principal Business Activity
Organization and Principal Business Activity

Note 1: Organization and Principal Business Activity

Alliance Entertainment Holding Corporation (the “Company” or “Alliance”) was formed on August 9, 2010. The Company provides full-service distribution of pre-recorded music, video movies, video games and related accessories, and merchandising to retailers and other independent customers primarily in the United States. It provides product and commerce solutions to “brick-and-mortar”, e-commerce retailers, and consumer direct websites, while maintaining trading relationships with manufacturers of pre-recorded music, video movies, video games and related accessories. The Company also provides third party logistics (3PL) products and services to customers.

On February 10, 2023, Alliance, Adara Acquisition Corp. (“Adara”) and a Merger Sub consummated the closing of the transactions contemplated by a Business Combination Agreement. Pursuant to the terms of the Business Combination Agreement, a business combination of Alliance and Adara was affected by the merger of Merger Sub with and into Alliance (the “Merger”), with Alliance surviving the Merger as a wholly-owned subsidiary of Adara Following the consummation of the Merger on the closing date of the Business Combination, Adara changed its name from Adara Acquisition Corp. to Alliance Entertainment Holding Corporation).

On July 1, 2022 the company added Think3Fold LTD. to its portfolio. Previously on September 30, 2020, the Company added COKeM International LTD to its portfolio. Consolidated financial statements are presented for Alliance Entertainment Holding Corporation and business operations are conducted through seven subsidiaries. The Company’s corporate offices are headquartered in Sunrise, FL, with primary warehouse facilities located in Shepherdsville, KY and Shakopee, MN.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company. All material intercompany balances and transactions have been eliminated in consolidation.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial statements. Accordingly, the accompanying unaudited condensed consolidated financial statements do not include certain information and footnotes required by GAAP for complete financial statements. However, in management’s opinion, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting only of normal recurring accruals and adjustments) which are necessary in order to state fairly the Company’s results of operations, financial position, stockholders’ equity and cash flows as of and for the periods presented. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year or any other future period. The unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and related notes, including the Summary of Significant Accounting Policies, included elsewhere in this Registration Statement for the fiscal year ended June 30, 2022. The June 30, 2022, balance sheet information contained herein was derived from the Company’s audited consolidated financial statements as of that date included elsewhere in this Registration Statement for the fiscal year ended June 30, 2022.

The preparation of the unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The estimates and assumptions made may not prove to be correct, and actual results could differ from the estimates.

Liquidity and Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

Note 1: Organization and Principal Business Activity (continued)

Pursuant to the requirements of the Financial Accounting Standards Board’s (the “FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date these financial statements are issued. This evaluation does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented or are not within control of the Company as of the date the financial statements are issued. When substantial doubt about the Company’s ability to continue as a going concern exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates the substantial doubt. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

Our principal source of liquidity is our borrowing capacity under the revolving credit facility (the ‘‘Revolver’’) with Bank of America, which matures less than one year from the balance sheet date, and cash generated from operations. For the six-month period ended December 31, 2022, the Company has suffered losses from operations, experienced negative cash generated from operations, has a working capital deficit, and has failed certain financial covenants of the Revolver. Management is in active discussions with lenders to renew the Revolver prior to its maturity on September 29, 2023. These conditions raise substantial doubt regarding our ability to continue as a going concern for a period of at least one year from the date of issuance of these unaudited condensed consolidated financial statements. As described in Note 17, the Revolver should have been classified as a current liability as of September 30, 2022. Since these conditions that raised substantial doubt about our ability to continue as a going concern at December 31, 2022 were also present at September 30, 2022, the Company should have disclosed there is substantial doubt about the Company’s ability to continue as a going concern in the September 30, 2022 unaudited condensed consolidated financial statements. Mitigation efforts include cost reduction, process efficiencies, and execution of growth and diversification strategies. If we are unable to get an extension of our revolver and implement our mitigation efforts, we may need to alter our operations including ceasing some functions.